Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
The following supplemental cash flow information is provided with respect to certain cash payments, as well as certain non-cash investing and financing activities.

	Six months ended June 30,
	2019	2018
	(In millions)
Cash paid during the period:
Interest	$7.5	$1.3
Income taxes	23.5	—
Operating leases	31.4	—
Non-cash investing and financing activities:
Unsettled purchases of investment securities accrued at period end	$—	$3.5